NOTE 7 – OTHER CURRENT LIABILITIES (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Jan. 07, 2021	Nov. 11, 2020	Nov. 03, 2020	Apr. 25, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Common Stock, Shares Authorized					300,000,000				300,000,000		300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share					$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Issued											21,000	0
Stock Issued During Period, Shares, New Issues									2,000,000		51,638,526	100,224,841
Common Stock, Shares, Issued					151,830,378				151,830,378	147,477,358	147,477,358
Common Stock, Shares, Outstanding					151,830,378				151,830,378	147,477,358	147,477,358	118,133,432
[custom:ProceedsFromIssuanceOfCommonStockPurchaseOptions]				$ 500,000					$ 500,000
Preferred Class A [Member]
Preferred Stock, Shares Issued					10,000				10,000		10,000
Preferred Stock, Shares Outstanding					10,000				10,000		10,000	10,000
Preferred Class B [Member]
Preferred Stock, Shares Issued					21,000				21,000		21,000
Preferred Stock, Shares Outstanding					21,000				21,000		21,000	0
Preferred Class C [Member]
Preferred Stock, Shares Issued					0				0		0
Preferred Stock, Shares Outstanding					0				0		0	0
Preferred Stock [Member] | Series A Preferred Stock [Member]
Preferred Stock, Voting Rights			On November 3, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series A Preferred Stock, consisting of up 10,000 shares, par value $0.001. Under the Certificate of Designation, holders of Series A Preferred Stock will participate on an equal basis per-share with holders of our common stock in any distribution upon winding up, dissolution, or liquidation. Holders of Series A Preferred Stock are entitled to vote together with the holders of our common stock on all matters submitted to stockholders at a rate of 51% of the total vote of stockholders.									On November 3, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series A Preferred Stock, consisting of up
Stock Issued During Period, Shares, New Issues
Preferred Stock [Member] | Series B Preferred Stock [Member]
Preferred Stock, Voting Rights		On November 11, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series B Preferred Stock, consisting of up 200,000 shares, par value $0.001. Under the Certificate of Designation, holders of Series B Preferred Stock will receive a liquidation preference of $81 per share in any distribution upon winding up, dissolution, or liquidation of the Company before junior security holders, as provided in the designation. Holders of Series B Preferred Stock are entitled to receive as, when, and if declared by the Board of Directors, dividends in kind at an annual rate equal to twenty four percent (24%) of $81 per share for each of the then outstanding shares of Series B Preferred Stock, calculated on the basis of a 360-day year consisting of twelve 30-day months. Holders of Series B Preferred Stock do not have voting rights but may convert into common stock after twelve months from the issuance date, at a conversion rate of one thousand (1,000) shares of Common Stock for every one (1) share of Series B Preferred Stock. Upon conversion, the shares are subject to a one-year leak-out restriction on sales into the market of no more than 5% previous month’s stock liquidity.										On November 11, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series B Preferred Stock, consisting of up
Stock Issued During Period, Shares, New Issues
Preferred Stock [Member] | Series C Preferred Stock [Member]
Preferred Stock, Voting Rights	On January 7, 2021, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series C Preferred Stock, consisting of up 200,000 shares, par value $0.001. Under the Certificate of Designation, holders of Series C Preferred Stock will rank junior to the Series B Preferred Stock, but on par with common stock and Series A Preferred Stock in any distribution upon winding up, dissolution, or liquidation of the company, as provided in the designation. The holders of shares of Series C Preferred Stock have no dividend rights except as may be declared by the Board in its sole and absolute discretion, out of funds legally available for that purpose. Holders of Series C Preferred Stock do not have voting rights but may convert into common stock after twenty four months from the issuance date, at a conversion rate of one thousand (1,000) shares of Common Stock for every one (1) share of Series C Preferred Stock. Upon conversion, the shares are subject to a one-year restriction on sales into the market of no more than 5% previous month’s stock liquidity.
Total Issued In Period [Member]
Stock Issued During Period, Shares, New Issues									4,353,020
Apollo Management Group Inc [Member]
Common Stock, Shares Subscribed but Unissued				4,800,000
Option Indexed to Issuer's Equity, Strike Price				$ 2.00